Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Patents and copyrights	$ 17,510	$ 18,350	$ 19,324
Less accumulated amortization	(14,169)	(14,448)	(14,248)
Intangible assets	$ 3,341	$ 3,902	$ 5,076